Debt and other financial liabilities - Summary of Outstanding Short-term and Long-term Debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 3,605				$ 11,585
Less current maturities of long-term debt	1,343				6,466
Long-term debt and other financial liabilities	2,262				5,119
Short-term debt, including current maturities of long-term debt	28,530				29,931
Total short-term and long-term debt	30,792				35,050	$ 26,683
Secured Debt
Debt Instrument [Line Items]
Long-term debt	0				2,231
HSBC Mexico, S.A
Debt Instrument [Line Items]
Debt instrument face amount		$ 100,000
HSBC Mexico, S.A | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	0				5,177
Banco de Credito e Inversiones
Debt Instrument [Line Items]
Debt instrument face amount			$ 500,000,000
Banco de Credito e Inversiones | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	0				251
Itaú Unibanco S.A. | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term debt	3,605				$ 3,926
Itaú Unibanco S.A. | Notes Payable To Banks One
Debt Instrument [Line Items]
Long-term debt	3,070			R$ 14,896,000
Debt instrument face amount | R$				17,200,000
Itaú Unibanco S.A. | Notes Payable To Banks Two
Debt Instrument [Line Items]
Long-term debt	$ 535			2,598,000
Debt instrument face amount | R$				R$ 3,000,000